UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2022

Date of reporting period: August 31, 2022

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

EMQQ The Emerging Markets Internet & Ecommerce ETF

FMQQ The Next Frontier Internet & Ecommerce ETF

Annual Report

August 31, 2022

EMQQ/FMQQ

Table of Contents

The Funds file their complete schedule of Fund holdings with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT within sixty days after the end of the period. The Funds’ Form N-PORT are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to the Funds’ Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how the Funds voted proxies relating to the Funds’ securities during the most recent 12-month period ended June 30, is, or will be, available without charge, upon request, by calling 1-855-888-9892 and on the Commission’s website at https://www.sec.gov.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Management Discussion of Fund Performance (Unaudited)

EMQQ The Emerging Markets Internet & Ecommerce ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the EMQQ The Emerging Markets Internet & Ecommerce ETF (“EMQQ” or the “Fund”). The information in this report relates to the operations of the Fund for the fiscal year ended August 31, 2022 (the “Reporting Period”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet & Ecommerce Index™ (the “Index”). The Index is designed to measure the performance of an investable universe of publicly traded, emerging market internet and ecommerce companies.

The Fund had negative performance during the Reporting Period. The market price for EMQQ decreased 41.41% and the NAV decreased 41.13% while the S&P 500® Index and the MSCI Emerging Markets Index, returned negative 11.23% and negative 21.80%, respectively, over the same period. The Index returned negative 40.66%.

The returns of EMQQ during the Reporting Period were impacted by rising interest rates and inflationary pressures on currencies; Covid and, specifically, zero Covid policies; the threat of Chinese ADR’s being delisted; the on-going trade war between the U.S. and China; and a tightening regulatory environment for domestic Chinese companies and sectors.

The Fund commenced operations on November 12, 2014, and had 19,500,000 outstanding shares as of August 31, 2022. We appreciate your investment in EMQQ.

Sincerely,
J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Management Discussion of Fund Performance (Unaudited) (Continued)

The EMQQ The Emerging Markets Internet & Ecommerce IndexTM (the “Index”) is designed to measure the performance of an investable universe of publicly-traded, emerging market internet and ecommerce companies. The Index includes over 40 companies operating in emerging and frontier markets including, among others, China, India, Brazil, Russia, South Korea, Taiwan, South Africa, Mexico, Argentina, Malaysia, Thailand, Indonesia, Vietnam, Philippines, Turkey, Czech Republic, Poland and Colombia.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

The MSCI Emerging Markets Index captures large and mid-cap representation across 24 Emerging Markets (EM) countries. With 1,387 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. EM countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Phillipines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Management Discussion of Fund Performance (Unaudited) (Continued)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2022
	One Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
EMQQ The Emerging Markets Internet & Ecommerce ETF	-41.13%	-41.41%	-1.87%	-2.04%	2.93%	2.83%
EMQQ The Emerging Markets Internet & Ecommerce IndexTM	-40.66%	-40.66%	-1.05%	-1.05%	3.84%	3.84%
S&P 500® Index	-11.23%	-11.23%	11.82%	11.82%	10.95%	10.95%
MSCI Emerging Markets Index	-21.80%	-21.80%	0.59%	0.59%	2.40%	2.40%

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Management Discussion of Fund Performance (Unaudited) (Concluded)

Performance data current to the most recent month-end is available at www.emqqetf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of the S&P 500® Index and MSCI Emerging Markets Index in Management Discussion of Fund Performance.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Management Discussion of Fund Performance (Unaudited)

FMQQ The Next Frontier Internet & Ecommerce ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the FMQQ The Next Frontier Internet & Ecommerce ETF (“FMQQ” or the “Fund”). The information in this report relates to the operations of the Fund for the fiscal year ended August 31, 2022 (the “Reporting Period”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the FMQQ The Next Frontier Internet & Ecommerce Index™ (the “Index”). The Index is designed to measure the performance of an investable universe of publicly traded emerging market and frontier market internet and ecommerce companies.

The Fund had negative performance during the Reporting Period. The market price for FMQQ decreased 56.82%, and the NAV decreased 56.59% while the MSCI Frontier Markets Index, a broad market index, returned negative 17.06% over the same period. The Index returned negative 56.85%.

The returns of FMQQ during the Reporting Period were impacted by higher inflation levels globally and rising interest rates (particularly in the U.S.), which led to a broader market sell-off of growth stocks despite strong underlying fundamentals. Over the past year, the drawdown in high growth stocks globally has generally been higher than the broader market. The Fund’s higher exposure to these growth companies helps explain the performance differential between the Fund and the MSCI Frontier Markets Index.

The Fund commenced operations on September 27, 2021 and had 1,350,000 outstanding shares as of August 31, 2022. We appreciate your investment in FMQQ.

Sincerely,
J. Garrett Stevens
Chief Executive Officer

Exchange Traded Concepts, LLC

FMQQ

The Next Frontier Internet & Ecommerce ETF

Management Discussion of Fund Performance (Unaudited) (Continued)

The FMQQ The New Frontier Internet & Ecommerce IndexTM (the “Index”) is designed to measure the performance of an investable universe of publicly-traded, internet and ecommerce companies in emerging and frontier markets other than China. The Index includes over 40 companies operating in emerging and frontier markets including, among others, India, Brazil, Russia, South Korea, Taiwan, South Africa, Mexico, Argentina, Malaysia, Thailand, Indonesia, Vietnam, Philippines, Turkey, Czech Republic, Poland, Singapore, Netherlands, Cyprus, Kazakhstan and the United Arab Emirates.

The MSCI Frontier Markets Index captures large and mid-cap representation across 28 Frontier Markets (FM) countries. The index includes 99 constituents, covering about 85% of the free float-adjusted market capitalization in each country. Frontier Markets countries include: Bahrain, Bangladesh, Burkina Faso, Benin, Croatia, Estonia, Guinea-Bissau, Iceland, Ivory Coast, Jordan, Kenya, Lithuania, Kazakhstan, Mauritius, Mali, Morocco, Niger, Nigeria, Oman, Pakistan, Romania, Serbia, Senegal, Slovenia, Sri Lanka, Togo, Tunisia and Vietnam.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Management Discussion of Fund Performance (Unaudited) (Continued)

Growth of a $10,000 Investment

(at Net Asset Value)

	CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2022
	Cumulative Inception to Date*
	Net Asset Value	Market Price
FMQQ The Next Frontier Internet & Ecommerce ETF	-56.59%	-56.82%
FMQQ The Next Frontier Internet & Ecommerce ETF IndexTM	-56.85%	-56.85%
MSCI Frontier Markets Index	-17.06%	-17.06%

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Management Discussion of Fund Performance (Unaudited) (Concluded)

Performance data current to the most recent month-end is available at www.fmqqetf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of the MSCI Frontier Markets Index in Management Discussion of Fund Performance.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

August 31, 2022

Description	Shares	Fair Value
COMMON STOCK — 100.2%

Argentina — 0.0%
Consumer Discretionary — 0.0%
Despegar.com*	37,759	$298,674

Brazil — 6.4%
Communication Services — 0.0%
VTEX, Cl A*	32,373	140,175

Consumer Discretionary — 4.5%
Afya, Cl A*	20,963	272,938
Americanas	255,931	802,223
Arco Platform, Cl A* (A)	15,945	215,417
CVC Brasil Operadora e Agencia de Viagens*	139,375	204,987
GRUPO DE MODA SOMA	306,000	798,518
Magazine Luiza*	1,812,600	1,504,378
MercadoLibre*	27,618	23,623,333
Pet Center Comercio e Participacoes	186,900	389,240
		27,811,034
Financials — 1.3%
NU Holdings, Cl A* (A)	967,178	4,739,172
XP, Cl A*	156,355	3,008,270
		7,747,442
Information Technology — 0.6%
Locaweb Servicos de Internet*	224,900	405,870
Pagseguro Digital, Cl A*	122,748	1,907,504
StoneCo, Cl A*	148,569	1,408,434
		3,721,808
Total Brazil		39,420,459
Description	Shares	Fair Value
China — 63.4%
Communication Services — 21.6%
Autohome, Cl A	299,424	$2,630,358
Baidu, Cl A*	1,435,704	25,883,042
Bilibili, Cl Z*	178,176	4,315,442
China Literature*	242,600	989,088
DouYu International Holdings ADR*	196,818	295,227
Fire Rock Holdings* (B)	1,092,000	77,912
Hello Group ADR	98,054	504,978
HUYA ADR*	54,045	177,808
iDreamSky Technology Holdings* (A)	440,400	296,823
iQIYI ADR* (A)	241,099	882,422
Kanzhun ADR*	240,097	5,639,878
Kingsoft	591,800	1,809,590
Kuaishou Technology, Cl B*	1,147,200	10,055,914
Meitu*	1,340,500	143,463
NetDragon Websoft Holdings	140,500	306,102
NetEase	1,604,580	28,988,889
Sohu.com ADR*	23,696	422,263
Tencent Holdings	1,067,492	44,501,218
Tencent Music Entertainment Group ADR*	482,532	2,465,739
Weibo, Cl A*	86,884	1,881,840
XD*	148,200	370,082
Zhihu, Cl A*	189,780	498,094
		133,136,172
Consumer Discretionary — 36.8%
Alibaba Group Holding*	3,606,408	43,329,185
Alibaba Health Information Technology*	2,494,000	1,445,779
ATRenew ADR* (A)	85,939	256,958
Baozun, Cl A* (A)	118,535	329,983
China Ruyi Holdings*	2,928,799	746,300
Dada Nexus ADR*	156,818	1,014,613
JD Health International*	620,350	4,319,375
JD.com, Cl A	1,294,094	40,691,617
Maoyan Entertainment* (A)	216,000	182,182
Meituan, Cl B*	1,680,800	40,644,915
Pinduoduo ADR*	612,091	43,642,088
Ping An Healthcare and Technology*	265,300	723,344

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

August 31, 2022 (Continued)

Description	Shares	Fair Value
China (continued)
Prosus	536,291	$33,299,784
Tongcheng Travel Holdings*	636,800	1,312,730
Trip.com Group*	388,061	10,194,892
Vipshop Holdings ADR*	358,132	4,157,913
		226,291,658
Consumer Staples — 0.1%
DingDong Cayman ADR* (A)	97,187	441,229

Financials — 1.9%
360 DigiTech ADR	69,852	1,116,235
FinVolution Group ADR	104,994	516,570
Futu Holdings ADR* (A)	49,285	2,419,401
LexinFintech Holdings ADR*	83,383	170,101
Lufax Holding ADR	1,417,029	6,192,417
Up Fintech Holding ADR* (A)	84,704	319,334
ZhongAn Online P&C Insurance, Cl H*	361,700	1,066,826
		11,800,884
Health Care — 0.0%
Yidu Tech* (A)	218,200	197,383

Information Technology — 0.9%
Agora ADR*	58,572	242,488
Kingdee International Software Group*	1,607,000	3,136,668
Kingsoft Cloud Holdings ADR*	147,808	508,460
OneConnect Financial Technology ADR*	239,096	258,224
Tuya, Cl A*	265,112	353,309
Vnet Group ADR*	81,810	437,683
Weimob*	1,191,000	555,376
Yeahka*	106,400	219,880
		5,712,088
Real Estate — 2.1%
KE Holdings, Cl A*	2,038,942	12,651,086
Phoenix Tree Holdings ADR*	179,833	—
		12,651,086
Total China		390,230,500

Egypt — 0.0%
Information Technology — 0.0%
Fawry for Banking & Payment Technology Services SAE*	1,344,198	256,104

Germany — 0.1%
Consumer Discretionary — 0.1%
Jumia Technologies ADR*	61,915	457,552
Description	Shares	Fair Value
Hong Kong — 0.1%
Communication Services — 0.1%
Alibaba Pictures Group*	7,200,000	$568,746

Information Technology — 0.0%
China Youzan*	9,172,000	147,241
Total Hong Kong		715,987

India — 9.1%
Communication Services — 0.5%
Affle India*	29,426	484,933
Brightcom Group	867,885	448,917
Info Edge India	42,234	2,309,104
Nazara Technologies*	20,260	167,941
		3,410,895
Consumer Discretionary — 0.6%
FSN E-Commerce Ventures*	69,741	1,220,408
MakeMyTrip*	36,486	1,216,808
Zomato*	1,705,680	1,243,978
		3,681,194
Energy — 6.9%
Reliance Industries	1,272,377	42,241,946

Financials — 0.4%
Angel One	21,569	354,868
ICICI Securities	51,663	326,104
Indian Energy Exchange	422,837	856,762
Motilal Oswal Financial Services	22,191	215,017
PB Fintech*	88,830	562,383
		2,315,134
Industrials — 0.3%
IndiaMart InterMesh	7,964	442,014
Indian Railway Catering & Tourism	152,722	1,366,092
TeamLease Services*	6,205	264,418
		2,072,524
Information Technology — 0.4%
Happiest Minds Technologies	24,724	321,083
Intellect Design Arena	41,735	310,892
One 97 Communications*	76,494	691,071
Route Mobile	14,771	282,433
Tanla Platforms	39,193	355,118
		1,960,597
Total India		55,682,290

Indonesia — 2.1%
Consumer Discretionary — 1.8%
Bukalapak.com*	18,729,300	378,561
GoTo Gojek Tokopedia*	525,152,900	10,685,274
		11,063,835

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

August 31, 2022 (Continued)

Description	Shares	Fair Value
Indonesia (continued)
Financials — 0.3%
Bank Jago*	2,930,800	$1,663,600
Total Indonesia		12,727,435

Japan — 0.9%
Communication Services — 0.9%
Nexon	274,100	5,514,625

Kazakhstan — 1.2%
Financials — 1.2%
Kaspi.KZ JSC GDR	119,445	7,202,533

Poland — 0.3%
Communication Services — 0.1%
CD Projekt (A)	40,786	731,149
Consumer Discretionary — 0.2%
Allegro.eu*	212,106	1,120,987
Total Poland		1,852,136

Russia (C) — 0.0%
Communication Services — 0.0%
VK GDR* (B)	117,354	1,174
Yandex, Cl A* (B)	224,241	2,242
		3,416
Consumer Discretionary — 0.0%
Ozon Holdings ADR* (B)	125,832	1,258

Financials — 0.0%
TCS Group Holding GDR* (B)	89,202	892

Industrials — 0.0%
HeadHunter Group ADR (B)	25,106	251

Information Technology — 0.0%
QIWI ADR (B)	34,445	345
Total Russia		6,162

Singapore — 3.8%
Communication Services — 3.2%
Sea ADR*	316,970	19,652,140

Industrials — 0.6%
Grab Holdings, Cl A* (A)	1,211,394	3,452,473
Total Singapore		23,104,613

South Africa — 3.4%
Communication Services — 0.3%
MultiChoice Group (A)	222,485	1,509,088

Consumer Discretionary — 3.1%
Naspers, Cl N	135,917	19,343,795
Total South Africa		20,852,883
Description	Shares	Fair Value
South Korea — 8.8%
Communication Services — 5.8%
AfreecaTV	4,950	$284,591
CJ ENM	6,352	466,825
Com2uS Holdings*	2,608	117,380
Com2uSCorp	5,021	304,064
Gravity ADR*	3,841	188,862
Kakao	180,964	9,930,663
Kakao Games*	21,301	840,860
Krafton*	16,182	2,982,216
NAVER	87,094	15,627,498
NCSoft	9,736	2,755,094
Neowiz*	8,071	238,048
Netmarble	13,297	631,273
NHN*	10,537	199,703
Pearl Abyss*	16,039	681,108
Webzen*	10,439	145,165
		35,393,350
Consumer Discretionary — 2.4%
Coupang, Cl A*	632,316	10,686,140
Delivery Hero*	103,681	4,326,645
Modetour Network*	9,242	123,337
		15,136,122
Financials — 0.5%
KakaoBank*	140,511	2,867,893

Information Technology — 0.1%
Danal*	33,589	183,822
Kakaopay*	12,981	603,655
		787,477
Total South Korea		54,184,842
Sweden — 0.1%
Information Technology — 0.1%
Truecaller, Cl B*	99,106	526,602

Taiwan — 0.2%
Communication Services — 0.0%
Gamania Digital Entertainment	127,000	252,852

Consumer Discretionary — 0.2%
momo.com	37,880	908,498
PChome Online	80,000	162,957
		1,071,455
Total Taiwan		1,324,307

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

August 31, 2022 (Concluded)

Description	Shares	Fair Value
Turkey — 0.0%
Consumer Discretionary — 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret ADR* (A)	177,298	$179,071

United Arab Emirates — 0.1%
Communication Services — 0.1%
Yalla Group ADR* (A)	76,584	328,545

United States — 0.0%
Industrials — 0.0%
Swvl Holdings* (A)	34,878	54,758

Uruguay — 0.2%
Information Technology — 0.2%
Dlocal, Cl A*	49,392	1,228,379

Total Common Stock (Cost $801,497,849)		616,148,457

SHORT-TERM INVESTMENT — 1.7%

United States — 1.7%
Invesco Government & Agency Portfolio, Cl Institutional, 2.184%, (D)(E)	10,949,899	10,949,899

Total Short-Term Investment (Cost $10,949,899)		10,949,899

Total Investments in Securities — 101.9% (Cost $812,447,748)		$627,098,356

Percentages are based on net assets of $615,153,396.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $10,358,597.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities considered illiquid. The total value of such securities as of August 31, 2022 was $6,162 and represented 0.00% of Net Assets.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $10,949,899.
(E)	The rate shown is the 7-day effective yield as of August 31, 2022.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Argentina	$298,674	$—	$—	$298,674
Brazil	39,420,459	—	—	39,420,459
China	390,152,588	—	77,912	390,230,500
Egypt	256,104	—	—	256,104
Germany	457,552	—	—	457,552
Hong Kong	715,987	—	—	715,987
India	55,682,290	—	—	55,682,290
Indonesia	12,727,435	—	—	12,727,435
Japan	5,514,625	—	—	5,514,625
Kazakhstan	7,202,533	—	—	7,202,533
Poland	1,852,136	—	—	1,852,136
Russia(2)	—	—	6,162	6,162
Singapore	23,104,613	—	—	23,104,613
South Africa	20,852,883	—	—	20,852,883
South Korea	54,184,842	—	—	54,184,842
Sweden	526,602	—	—	526,602
Taiwan	1,324,307	—	—	1,324,307
Turkey	179,071	—	—	179,071
United Arab Emirates	328,545	—	—	328,545
United States	54,758	—	—	54,758
Uruguay	1,228,379	—	—	1,228,379
Short-Term Investment
United States	10,949,899	—	—	10,949,899
Total Investments in Securities	$627,014,282	$—	$84,074	$627,098,356
(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2)

For the year ended August 31, 2022, there were no significant changes into/out of Level 3. The transfer into Level 3 investments for the Fund were immaterial, although the unrealized appreciation/(depreciation) on these investments was $(19,202,082).These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until August 31, 2022, Russian-held investments were valued at an approximately 99 percent discount from their last traded prices.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

August 31, 2022

Description	Shares	Fair Value
COMMON STOCK — 98.9%
Argentina — 0.2%
Consumer Discretionary — 0.2%
Despegar.com*	4,304	$34,045

Brazil — 20.0%
Communication Services — 0.1%
VTEX, Cl A*	3,690	15,978

Consumer Discretionary — 11.4%
Afya, Cl A*	2,389	31,105
Americanas	29,177	91,456
Arco Platform, Cl A*	1,817	24,547
CVC Brasil Operadora e Agencia de Viagens*	15,894	23,376
GRUPO DE MODA SOMA	34,888	91,041
Magazine Luiza*	204,472	169,703
MercadoLibre*	1,450	1,240,272
Pet Center Comercio e Participacoes	21,303	44,366
		1,715,866
Financials — 5.7%
NU Holdings, Cl A*	109,099	534,585
XP, Cl A*	17,636	339,317
		873,902
Information Technology — 2.8%
Locaweb Servicos de Internet*	25,638	46,268
Pagseguro Digital, Cl A*	13,846	215,167
StoneCo, Cl A*	16,758	158,866
		420,301
Total Brazil		3,026,047
Description	Shares	Fair Value
Egypt — 0.2%
Information Technology — 0.2%
Fawry for Banking & Payment Technology Services SAE*	153,171	$29,183

Germany — 0.4%
Consumer Discretionary — 0.4%
Jumia Technologies ADR*	7,057	52,151

India — 18.7%
Communication Services — 2.6%
Affle India*	3,355	55,289
Brightcom Group	98,931	51,172
Info Edge India	4,814	263,201
Nazara Technologies*	2,310	19,148
		388,810
Consumer Discretionary — 2.8%
FSN E-Commerce Ventures*	7,949	139,101
MakeMyTrip*	4,116	137,269
Zomato*	194,432	141,802
		418,172
Energy — 8.5%
Reliance Industries	38,842	1,289,525

Financials — 1.7%
Angel One	2,447	40,260
ICICI Securities	5,889	37,172
Indian Energy Exchange	48,199	97,662
Motilal Oswal Financial Services	2,521	24,427
PB Fintech*	10,125	64,101
		263,622
Industrials — 1.6%
IndiaMart InterMesh	907	50,340
Indian Railway Catering & Tourism	17,409	155,723
TeamLease Services*	707	30,128
		236,191
Information Technology — 1.5%
Happiest Minds Technologies	2,813	36,532
Intellect Design Arena	4,743	35,332
One 97 Communications*	8,719	78,770
Route Mobile	1,682	32,161
Tanla Platforms	4,467	40,474
		223,269
Total India		2,819,589

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

August 31, 2022 (Continued)

Description	Shares	Fair Value
Indonesia — 7.3%
Consumer Discretionary — 6.1%
Bukalapak.com*	2,134,900	$43,151
GoTo Gojek Tokopedia*	42,979,700	874,507
		917,658
Financials — 1.2%
Bank Jago*	330,600	187,657
Total Indonesia		1,105,315

Japan — 3.9%
Communication Services — 3.9%
Nexon	29,400	591,499

Kazakhstan — 5.0%
Financials — 5.0%
Kaspi.KZ JSC GDR	12,523	755,137

Poland — 1.4%
Communication Services — 0.6%
CD Projekt	4,611	82,659

Consumer Discretionary — 0.8%
Allegro.eu*	23,926	126,450
Total Poland		209,109

Russia (B) — 0.0%
Communication Services — 0.0%
VK GDR* (A)	7,810	78
Yandex, Cl A* (A)	10,305	103
		181
Consumer Discretionary — 0.0%
Ozon Holdings ADR* (A)	8,369	84

Financials — 0.0%
TCS Group Holding GDR* (A)	5,934	59

Industrials — 0.0%
HeadHunter Group ADR (A)	1,664	17

Information Technology — 0.0%
QIWI ADR (A)	2,293	23
Total Russia		364

Singapore — 8.6%
Communication Services — 6.0%
Sea ADR*	14,782	916,484

Industrials — 2.6%
Grab Holdings, Cl A*	136,646	389,441
Total Singapore		1,305,925
Description	Shares	Fair Value
South Africa — 1.1%
Communication Services — 1.1%
MultiChoice Group	25,096	$170,223

South Korea — 30.4%
Communication Services — 17.5%
AfreecaTV	564	32,426
CJ ENM	724	53,209
Com2uS Holdings*	297	13,367
Com2uSCorp	572	34,639
Gravity ADR*	438	21,536
Kakao	14,378	789,014
Kakao Games*	2,428	95,846
Krafton*	1,844	339,835
NAVER	4,147	744,107
NCSoft	1,109	313,825
Neowiz*	920	27,135
Netmarble	1,515	71,924
NHN*	1,201	22,762
Pearl Abyss*	1,827	77,585
Webzen*	1,190	16,548
		2,653,758
Consumer Discretionary — 10.1%
Coupang, Cl A*	60,297	1,019,019
Delivery Hero*	11,695	488,037
Modetour Network*	1,053	14,052
		1,521,108
Financials — 2.2%
KakaoBank*	16,016	326,894

Information Technology — 0.6%
Danal*	3,828	20,949
Kakaopay*	1,479	68,778
		89,727
Total South Korea		4,591,487

Sweden — 0.4%
Information Technology — 0.4%
Truecaller, Cl B*	11,297	60,027

Turkey — 0.1%
Consumer Discretionary — 0.1%
D-MARKET Elektronik Hizmetler ve Ticaret ADR*	20,210	20,412

United Arab Emirates — 0.3%
Communication Services — 0.3%
Yalla Group ADR*	8,729	37,447

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

August 31, 2022 (Concluded)

Description	Shares	Fair Value
United States — 0.0%
Industrials — 0.0%
Swvl Holdings*	3,975	$6,241

Uruguay — 0.9%
Information Technology — 0.9%
Dlocal, Cl A*	5,572	138,576
Total Common Stock (Cost $20,542,992)		14,952,777

Total Investments in Securities — 98.9% (Cost $20,542,992)		$14,952,777

Percentages are based on net assets of $15,113,597

*         Non-income producing security.

(A)     Level 3 security in accordance with fair value hierarchy.

(B)     Securities considered illiquid. The total value of such securities as of August 31, 2022 was $364 and represented 0.00% of Net Assets.

ADR —  American Depositary Receipt

Cl —  Class

GDR —  Global Depositary Receipt

The following is a summary of the inputs used as of August 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Argentina	$34,045	$—	$—	$34,045
Brazil	3,026,047	—	—	3,026,047
Egypt	29,183	—	—	29,183
Germany	52,151	—	—	52,151
India	2,819,589	—	—	2,819,589
Indonesia .	1,105,315	—	—	1,105,315
Japan	591,499	—	—	591,499
Kazakhstan	755,137	—	—	755,137
Poland	209,109	—	—	209,109
Russia(2)	—	—	364	364
Singapore	1,305,925	—	—	1,305,925
South Africa	170,223	—	—	170,223
South Korea	4,591,487	—	—	4,591,487
Sweden	60,027	—	—	60,027
Turkey	20,412	—	—	20,412
United Arab Emirates	37,447	—	—	37,447
United States	6,241	—	—	6,241
Uruguay	138,576	—	—	138,576
Total Investments in Securities	$14,952,413	$—	$364	$14,952,777
(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to

Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
(2)

For the period ended August 31, 2022, there were no significant changes into/out of Level 3. The transfer into Level 3 investments for the Fund were immaterial, although the unrealized appreciation/(depreciation) on these investments was $(1,629,412).These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until August 31, 2022, Russian-held investments were valued at an approximately 99 percent discount from their last traded prices.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Statements of Assets and Liabilities

August 31, 2022

	EMQQ The Emerging Markets Internet & Ecommerce ETF	FMQQ The Next Frontier Internet & Ecommerce ETF
Assets:
Investments at Cost	$812,447,748	$20,542,992
Foreign Currency at Cost	95,182	29,546
Investments at Fair Value*	627,098,356	14,952,777
Foreign Currency at Value	95,913	27,757
Dividend and Interest Receivable	286,951	17,113
Reclaims Receivable	13,586	—
Receivable for Investment Securities Sold	2,165	137,735
Total Assets	627,496,971	15,135,382

Liabilities:
Payable Upon Return on Securities Loaned	10,949,899	—
Advisory Fees Payable	442,306	11,593
Payable to Custodian	77,294	10,192
Accrued Foreign Capital Gains Tax on Appreciated Securities	874,076	—

Total Liabilities	12,343,575	21,785

Net Assets	$615,153,396	$15,113,597

Net Assets Consist of:
Paid-in Capital	$1,068,736,818	$24,080,065
Total Accumulated Losses	(453,583,422)	(8,966,468)

Net Assets	$615,153,396	$15,113,597

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	19,500,000	1,350,000
Net Asset Value, Offering and Redemption Price Per Share	$31.55	$11.20
*	Includes Value of Securities on Loan of $10,358,597.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Statements of Operations

	EMQQ The Emerging Markets Internet & Ecommerce ETF (For the Year Ended August 31, 2022)	FMQQ The Next Frontier Internet & Ecommerce ETF (For the Period Ended August 31, 2022)†
Investment Income:

Dividend Income	$5,848,085	$33,052
Interest Income	6,478	—
Income from Securities Lending	1,635,765	—
Less: Foreign Taxes Withheld	(124,118)	(3,156)

Total Investment Income	7,366,210	29,896

Expenses:

Advisory Fees	7,627,642	91,497

Total Expenses	7,627,642	91,497

Net Investment Loss	(261,432)	(61,601)

Net Realized Gain (Loss) on:
Investments(1)	(188,032,417)	(3,322,014)
Foreign Currency Transactions	(89,512)	(8,848)
Foreign Capital Gains Tax	(1,154,800)	—

Net Realized Loss	(189,276,729)	(3,330,862)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(337,059,654)	(5,590,215)
Accrued Foreign Capital Gains Tax on Appreciated Securities	(128,066)	—
Foreign Currency Translation	(1,730)	(1,796)

Net Change in Unrealized Depreciation	(337,189,450)	(5,592,011)
Net Realized and Unrealized Loss	(526,466,179)	(8,922,873)

Net Decrease in Net Assets Resulting from Operations	$(526,727,611)	$(8,984,474)
(1)	Includes realized gains (losses) as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).
†	Commenced operations on September 27, 2021.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Statements of Changes in Net Assets

	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Operations:
Net Investment Loss	$(261,432)	$(9,324,725)
Net Realized Gain (Loss)(1)	(189,276,729)	26,634,128
Net Change in Unrealized Depreciation	(337,189,450)	(133,237,156)

Net Decrease in Net Assets Resulting from Operations	(526,727,611)	(115,927,753)

Distributions	—	(2,667,250)

Capital Share Transactions:
Issued	13,935,847	666,522,055
Redeemed	(228,007,759)	(157,831,773)

Increase (Decrease) in Net Assets from Capital Share Transactions	(214,071,912)	508,690,282

Total Increase (Decrease) in Net Assets	(740,799,523)	390,095,279

Net Assets:
Beginning of Year	1,355,952,919	965,857,640

End of Year	$615,153,396	$1,355,952,919

Share Transactions:
Issued	300,000	10,350,000
Redeemed	(6,100,000)	(2,900,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(5,800,000)	7,450,000
(1)	Includes realized gains (losses) as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Statement of Changes in Net Assets

For the Period Ended August 31, 2022*
Operations:
Net Investment Loss	$(61,601)
Net Realized Loss	(3,330,862)
Net Change in Unrealized Depreciation	(5,592,011)

Net Decrease in Net Assets Resulting from Operations	(8,984,474)

Capital Share Transactions:
Issued	24,098,071

Increase in Net Assets from Capital Share Transactions	24,098,071

Total Increase in Net Assets	15,113,597

Net Assets:
Beginning of Period	—

End of Period	$15,113,597

Share Transactions:
Issued	1,350,000

Net Increase in Shares Outstanding from Share Transactions	1,350,000
*	The Fund commenced operations on September 27, 2021.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Financial Highlights

Selected Per Share Data & Ratios

For the Years Ended August 31,

For a Share Outstanding Throughout the Year

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Market Price, End of Year	Total Return(1)	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(2)
2022	$53.59	$(0.01)	$(22.03)	$(22.04)	$—	$—	$—	$31.55	$31.31	(41.13)%	$615,153	0.86%	(0.03)%	44%
2021	54.11	(0.38)	(0.03)**	(0.41)	(0.11)	—	(0.11)	53.59	53.44	(0.77)	1,355,953	0.86	(0.61)	71
2020	32.08	0.50	21.98	22.48	(0.45)	—	(0.45)	54.11	54.23	70.85	965,858	0.86	1.28	25
2019	33.05	(0.16)	(0.81)	(0.97)	—	—	—	32.08	31.97	(2.93)	378,601	0.86	(0.53)	25
2018	35.51	(0.23)	(1.87)	(2.10)	(0.14)	(0.22)	(0.36)	33.05	33.01	(6.05)	381,700	0.86	(0.59)	33
*	Per share data calculated using average shares method.
**

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(1)	Total return is for the period indicated. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(2)	Portfolio turnover rate is for the period indicated. Excludes effect of securities received or delivered from processing in-kind transactions.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Financial Highlights

Selected Per Share Data & Ratios
For the Period Ended August 31,

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Loss*	Net Realized and Unrealized Loss on Investments	Total from Operations	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment (Loss) to Average Net Assets		Portfolio Turnover(2)
2022†	$25.80	$(0.07)	$(14.53)	$(14.60)	$11.20	$11.14	(56.59)%	$15,114	0.86	%(3)	(0.58	)%(3)	66%
*	Per share data calculated using average shares method.
†	The Fund commenced operations on September 27, 2021.
(1)

Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)

Portfolio turnover rate is for the period indicated and has not been annualized for periods less than one year. Excludes effect of securities received or delivered from processing in-kind transactions.

(3)	Annualized.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2022

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF (each a “Fund”, and together the “Funds”). The EMQQ The Emerging Markets Internet & Ecommerce ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet & Ecommerce IndexTM. The FMQQ The Next Frontier Internet & Ecommerce ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of FMQQ The Next Frontier Internet & Ecommerce ETF IndexTM. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The EMQQ The Emerging Markets Internet & Ecommerce ETF commenced operations on November 12, 2014. The FMQQ The Next Frontier Internet & Ecommerce ETF commenced operations on September 27, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or broker-dealers) at NAV only in large blocks of shares, typically 50,000 shares for the EMQQ The Emerging Markets Internet & Ecommerce ETF, and 25,000 shares for the FMQQ The Next Frontier Internet & Ecommerce ETF, called “Creation Units.” Creation Units of a Fund are issued and redeemed principally in-kind for securities included in the Fund’s Index. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2022 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which each Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year/period ended August 31, 2022, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year/period ended August 31, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2022 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of August 31, 2022, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Tax years that are open remain subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned. The EMQQ The Emerging Markets Internet & Ecommerce ETF is monitoring and recording accrued foreign capital gains tax on appreciated securities of $874,076 as of August 31, 2022, as shown on the Statements of Assets and Liabilities. For the year ended August 31, 2022, the EMQQ The Emerging Markets Internet & Ecommerce ETF recorded net changes in unrealized depreciation on Accrued Foreign Capital Gains Tax on Appreciated Securities of $128,066 as shown on the Statements of Operations.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Funds pay out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on the ex-dividend date.

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2022 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Except when aggregated in Creation Units, shares are not redeemable securities. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $750 and $1,550 for EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF, respectively, per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units created in the transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $750 and $1,550 for EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF, respectively, per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in the transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The adviser may retain all or a portion of the transaction fee to the extent the adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the transaction fee is designed to cover.

Shares of the Funds may only be purchased or redeemed directly from the Funds by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses the Creation Unit breakdown based on the NAV as of August 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
EMQQ The Emerging Markets Internet & Ecommerce ETF	50,000	$750	$1,577,500	$750
FMQQ The Next Frontier Internet & Ecommerce ETF	25,000	1,550	280,000	1,550

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor (defined below), on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2022 (Continued)

3. SERVICE PROVIDERS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds. With respect to EMQQ The Emerging Markets Internet & Ecommerce ETF, the Adviser is responsible for, among other things, overseeing the sub-adviser (as defined below), including daily monitoring of the purchase and sale of securities by the sub-adviser and regular review of the sub-adviser’s performance. With respect to FMQQ The Next Frontier Internet & Ecommerce ETF, the Adviser is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of its Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.86% of average daily net assets of each Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

The Adviser has entered into an arrangement with EMQQ Global LLC (formerly Big Tree Capital LLC), the provider of each Fund’s Index (the “Index Provider”) pursuant to which the Adviser and the Funds are permitted to use each Index. As part of the arrangement between the Index Provider and the Adviser, the Index Provider has agreed to assume the Adviser’s obligation to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, to pay the Adviser a minimum fee. The Adviser is sub-licensing rights to each Fund’s Index to the relevant Fund at no charge.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Sub-Advisory Agreement (EMQQ)

Penserra Capital Management LLC (the “Sub-Adviser”), a New York limited liability company located at 4 Orinda Way, Suite 100-A, Orinda, California 94563, serves as the sub-adviser to EMQQ The Emerging Markets Internet & Ecommerce ETF pursuant to a sub-advisory agreement (the “Sub-Advisory-Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly out of the fee the Adviser receives from the Fund, at an annual rate of 0.05% on the first $250 million, 0.04% on the next $250 million, and 0.035% on assets in excess of $500 million, subject to a $25,000 minimum fee.

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2022 (Continued)

3. SERVICE PROVIDERS (concluded)

The Sub-Adviser’s affiliated broker-dealer, Penserra Securities LLC, holds a minority interest in the Sub-Adviser. The Fund may execute brokerage or other agency transactions through registered broker dealer affiliates of the Fund, the Adviser, the Sub-Adviser or the distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and rules promulgated by the Commission. For the year/period ended August 31, 2022, the Funds did not pay commissions to affiliated brokers.

Distribution Arrangement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent.

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended August 31, 2022, no fees were paid under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser of the Funds pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the year/period ended August 31, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
EMQQ The Emerging Markets Internet & Ecommerce ETF	$390,842,079	$474,087,990
FMQQ The Next Frontier Internet & Ecommerce ETF	17,880,996	7,534,730

There were no purchases or sales of long-term U.S. Government securities by the Funds.

For the year/period ended August 31, 2022, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain
EMQQ The Emerging Markets Internet & Ecommerce ETF	$8,627,056	$135,794,595	$13,864,210
FMQQ The Next Frontier Internet & Ecommerce ETF	13,518,481	—	—

For the year ended August 31, 2021, the EMQQ The Emerging Markets Internet & Ecommerce ETF had $39,868,635 of realized gains as a result of in-kind transactions.

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2022 (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

To the extent these differences are permanent in nature, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences which are primarily attributable to redemption in-kind transactions and net operating losses, have been reclassified within the components of net assets for the year/period ended August 31, 2022:

	Paid-in Capital	Distributable Earnings (Loss)
EMQQ The Emerging Markets Internet & Ecommerce ETF	$143,586	$(143,586)
FMQQ The Next Frontier Internet & Ecommerce ETF	(18,006)	18,006

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends paid during the years/period ended August 31, 2022, and August 31, 2021, were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
EMQQ The Emerging Markets Internet & Ecommerce ETF
2022	$—	$—	$—
2021	2,667,250	—	2,667,250
FMQQ The Next Frontier Internet & Ecommerce ETF
2022	$—	$—	$—

As of August 31, 2022, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	EMQQ The Emerging Markets Internet & Ecommerce ETF	FMQQ The Next Frontier Internet & Ecommerce ETF
Post-October Losses	$(196,512,909)	$—
Capital Loss Carryforwards	(31,960,378)	(3,194,472)
Deferred Late-Year Losses	—	(52,414)
Unrealized Depreciation	(225,110,126)	(5,719,581)
Other Temporary Differences	(9)	(1)
Total Accumulated Losses	$(453,583,422)	$(8,966,468)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2021 through August 31, 2022, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2022 (Continued)

5. TAX INFORMATION (concluded)

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2022 through August 31, 2022, and specified losses realized on investment transactions from November 1, 2021 through August 31, 2022, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of August 31, 2022, the Funds had the following capital loss carryforwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Capital Loss Carryforwards
EMQQ The Emerging Markets Internet & Ecommerce ETF	$2,583,792	$29,376,586	$31,960,378
FMQQ The Next Frontier Internet & Ecommerce ETF	3,194,472	—	3,194,472

For federal income tax purposes, the cost of securities owned at August 31, 2022, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales and Passive Foreign Investment Company adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at August 31, 2022, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
EMQQ The Emerging Markets Internet & Ecommerce ETF	$851,333,710	$61,865,929	$(286,101,979)	$(224,236,050	)*
FMQQ The Next Frontier Internet & Ecommerce ETF	20,670,562	242,697	(5,962,278)	(5,719,581)
*	The difference in Unrealized Depreciation in the table above is due to the accrued foreign capital gains tax on appreciated securities.

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in the Funds.

Currency Exchange Rate Risk:    The Funds may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of your shares. Because the Funds’ NAV is determined in U.S. dollars, the Funds’ NAV could decline if the currency of the non-U.S. market in which the Funds invest depreciates against the U.S. dollar, even if the value of the Funds’ holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Funds may change quickly and without warning and you may lose money.

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2022 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (continued)

Emerging Markets Securities Risk:    Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s or Sub-Adviser’s ability to evaluate local companies and impact the Funds’ performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Funds may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Foreign Securities Risk:    Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Funds more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Funds’ portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between the Funds’ market price and the value of the Funds’ portfolio holdings.

Frontier Market Risk:    Certain foreign markets are only in the earliest stages of development and may be considered “frontier markets.” Frontier financial markets generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. Frontier markets have a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Frontier markets, particularly countries in the Middle East, have been, and may continue to be, impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk:    Because the Funds are an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk:    The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2022 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (concluded)

Non-Diversification Risk:    The Funds are non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Funds’ performance.

7. Securities Lending

The Funds have entered into a Securities Lending Agreement with Brown Brothers Harriman & Co. (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits the Funds, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the EMQQ The Emerging Markets Internet & Ecommerce ETF, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of August 31, 2022:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non- Cash Collateral Received	Net Amount
$10,358,597	$10,358,597	$—	$—
(1)

Collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at August 31, 2022 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of August 31, 2022, the cash collateral was invested in a Short-Term Investment with the following maturity:

EMQQ The Emerging Markets Internet & Ecommerce ETF:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Short-Term Investment	$10,949,899	$—	$—	$—	$10,949,899

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2022 (Concluded)

8. OTHER

At August 31, 2022, the records of the Trust reflected that 100% of the EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF total shares outstanding were held by seven and four Authorized Participant(s) respectively, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

9. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused volatility in U.S. and international markets. There remains uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Funds’ investments. The ultimate impact of the pandemic on the financial performance of the Funds’ investments is not reasonably able to be estimated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of August 31, 2022.

EMQQ/FMQQ

Report of Independent Registered Public Accounting Firm

To the Shareholders of EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF and Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Traded Concepts Trust comprising the funds listed below (the “Funds”) as of August 31, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
EMQQ The Emerging Markets Internet & Ecommerce ETF	For the year ended August 31, 2022	For the years ended August 31, 2022 and 2021	For the years ended August 31, 2022, 2021, 2020, 2019 and 2018
FMQQ The Next Frontier Internet & Ecommerce ETF	For the period from September 27, 2021 (commencement of operations) through August 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 27, 2022

EMQQ/FMQQ

Trustees and Officers of the Trust

(Unaudited)

Set forth below is information about the Trustees of the Trust. The address of each Trustee of the Trust is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees. The SAI may be obtained without charge by calling 1-855-888-9892.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens (1979)	Trustee and President	Trustee since 2009; President since 2011	Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011); President, Exchange Listed Funds Trust (since 2012).	21	None.
Independent Trustees
Timothy Jacoby (1952)	Trustee	Since 2014	None.	40

Independent Trustee, Bridge Builder Trust (14 portfolios)(since 2022); Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020).

EMQQ/FMQQ

Trustees and Officers of the Trust

(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships held by Trustee
Independent Trustees (continued)
Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	40	None.
Stuart Strauss (1953)	Trustee	Since 2021	Partner, Dechert LLP (2009 to 2020).	40	None.
Mark Zurack (1957)	Trustee	Since 2011	Professor, Columbia Business School (since 2002).	21	Independent Trustee, AQR Funds (32 portfolios) (since 2014); Independent Trustee, Exchange Listed Funds Trust (2019).
(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.
(2)	The Fund complex includes each series of the Trust and of Exchange Listed Funds Trust.

EMQQ/FMQQ

Trustees and Officers of the Trust

(Unaudited) (Concluded)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, James J. Baker Jr., Richard Hogan, Christopher W. Roleke, and Matthew Fleischer is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120; the address of Eric Olsen is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Officers
J. Garrett Stevens (1979)	Trustee and President	Trustee since 2009; President since 2011

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Listed Funds Trust (since 2012).

James J. Baker Jr. (1951)	Vice President	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011).
Richard Hogan (1961)	Secretary	Since 2011	President, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2003); Private Investor (since 2003); Trustee and Secretary, Exchange Listed Funds Trust (since 2012).
Christopher W. Roleke (1972)	Treasurer	Since 2022	Controller, Exchange Traded Concepts, LLC (since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
Eric Olsen (1970)	Assistant Treasurer	Since 2021	Director, Fund Accounting, SEI Investments Global Funds Services (since 2021); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013 to 2021).
Matthew B. Fleischer (1983)	Chief Compliance Officer	Since 2021

Chief Compliance Officer, Exchange Traded Concepts Trust (since 2021); Chief Compliance Officer, Exchange Listed Funds Trust (since 2021); Vice President, Compliance, Goldman Sachs Asset Management Funds (2017 to 2021); Associate Counsel, Ameriprise Financial, Columbia Threadneedle Funds (2015 to 2017).

(1)	Each officer serves at the pleasure of the Board of Trustees.

EMQQ

Advisory and Sub-Advisory Agreements

(Unaudited)

At a meeting held on February 22, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the EMQQ The Emerging Markets Internet & Ecommerce ETF (the “Fund”):

•        the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC provides advisory services to the Fund; and

•        the sub-advisory agreement between ETC and Penserra Capital Management, LLC (“Penserra”), pursuant to which Penserra provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC and Penserra are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Although the 1940 Act requires that the Agreements be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and possible restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and Penserra and at the Meeting representatives from ETC presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss the information provided and requested additional information in connection with the Agreements. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Penserra. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Penserra to the Fund; (ii) the Fund’s performance, including the extent to which the Fund tracked its underlying index; (iii) ETC’s and Penserra’s costs of and profits realized from providing advisory and sub-advisory services to the Fund, including any fall-out benefits enjoyed by ETC and Penserra and their respective affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fees for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services

With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s and Penserra’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that (i) ETC’s responsibilities include overseeing the activities of Penserra with respect to the Fund, monitoring compliance with various

EMQQ

Advisory and Sub-Advisory Agreements

(Unaudited) (Continued)

Fund policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund and (ii) Penserra’s responsibilities include trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund, subject to the supervision of ETC and the oversight of the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Penserra’s investment personnel, the quality of ETC’s and Penserra’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place. The Board noted that it was provided with ETC’s and Penserra’s registration forms on Form ADV as well as ETC’s and Penserra’s responses to a detailed series of questions, which included a description of ETC’s and Penserra’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered ETC’s and Penserra’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust.

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by ETC and Penserra.

Performance

The Board was provided with reports regarding the past performance of the Fund, including a report prepared by ISS, an independent third party, and compared the Fund’s performance to the performance of a group of peer funds, as well as a report comparing the Fund’s performance to the performance of its underlying index, for various time periods. The Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. The Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, the factors that contributed to the Fund’s tracking error over certain periods of time. The Board noted that while the Fund had slightly underperformed its underlying index over certain periods, such underperformance was to be expected as it generally was the result of costs incurred by the Fund that were not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance, therefore, did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fee paid to ETC and the sub-advisory fee paid by ETC to Penserra for their respective services provided to the Fund under the Agreements. The Board reviewed a report prepared by ISS, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the ISS report included mutual funds in the peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS

EMQQ

Advisory and Sub-Advisory Agreements

(Unaudited) (Concluded)

selected the particular mutual funds that were included in its report. The Board noted that the Fund’s advisory fee was at the high end of the range of advisory fees paid by the peer funds. The Board took into account that due to the specialized nature of the Fund’s underlying index and, thus, the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the third-party report may not provide meaningful direct comparisons to the Fund. The Board further noted that the sub-advisory fee was consistent with the range of fees received by Penserra for its service as sub-adviser to other funds. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the ETC Agreement, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while the Fund’s index provider has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation to the Fund is satisfied. The Board further noted that the sub-advisory fee has two components: (1) a basis point fee based on assets under management and (2) a minimum annual fee. The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC and Penserra. The Board further found that the fee reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by each of ETC and Penserra in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of ETC and Penserra from its relationship with the Fund, and reviewed profitability analyses from each of ETC and Penserra with respect to the Fund. In light of this information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale

The Board considered whether economies of scale have been realized with respect to the Fund. The Board emphasized the need to periodically re-examine the extent to which economies of scale have been achieved for the Fund particularly if the Fund continues to grow rapidly in terms of assets.

Conclusion

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

EMQQ/FMQQ

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2022, to August 31, 2022) (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return.    This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return.    This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE:    Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 3/1/2022	Ending Account Value 8/31/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
EMQQ The Emerging Markets Internet & Ecommerce ETF
Actual Fund Return	$1,000.00	$871.50	0.86%	$4.06
Hypothetical 5% Return	$1,000.00	$1,020.87	0.86%	$4.38

FMQQ The Next Frontier Internet & Ecommerce ETF
Actual Fund Return	$1,000.00	$704.40	0.86%	$3.69
Hypothetical 5% Return	$1,000.00	$1,020.87	0.86%	$4.38
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

EMQQ/FMQQ

Notice to Shareholders

(Unaudited)

For shareholders that do not have an August 31, 2022 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year/period ended August 31, 2022, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short-Term Capital Gain(5)	Qualifying Business Income(6)	Foreign Tax Credit
EMQQ The Emerging Markets Internet & Ecommerce ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
FMQQ The Next Frontier Internet & Ecommerce ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of ordinary income that qualifies for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2022. Complete information will be computed and reported in conjunction with your 2022 Form 1099-DIV.

EMQQ/FMQQ

Supplemental Information

(Unaudited)

NAV is the price per share at which the Funds issue and redeem shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below its NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The NAV of the Funds may also be impacted by the accrual of deferred taxes. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.emqqetf.com and www.fmqqetf.com, respectively.

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10900 Hefner Point Drive, Suite 400

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Point Drive, Suite 400

Oklahoma City, OK 73120

Investment Sub-Adviser (EMQQ):

Penserra Capital Management LLC

4 Orinda Way, 100-A

Orinda, CA 94563

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

EMQ-AR-001-0800

(b) Not applicable.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2022			2021
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$91,350	N/A	N/A	$43,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$21,000(1)	N/A	N/A	$10,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Tax fees include review of Federal Form 1120 RIC, State returns (if requested), and excise tax returns and review of dividend calculation, if requested.

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2022	2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2022 and 2021 were $21,000 and $10,500, respectively.

(h)       During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6.	Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President
Date: November 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: November 8, 2022

By	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date: November 8, 2022